Related Party Transactions - Extension Note (Details) - Ares Acquisition Corporation II [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Apr. 22, 2025
Related Party Transaction [Line Items]
Amount Deposited Into Trust Account	$ 2,961,583	$ 2,961,583
Percentage Of Contributions Obligation To Other Party			50.00%
Sponsor [Member]
Related Party Transaction [Line Items]
Percentage Of Contributions Obligation To Other Party			50.00%
Sponsor [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable, Current	$ 1,480,791	$ 1,480,791
Kodiak Robotics [Member]
Related Party Transaction [Line Items]
Percentage Of Contributions Obligation To Other Party	50.00%	50.00%	50.00%
Amount Outstanding From Obligation	$ 1,480,792	$ 1,480,792
Common Class A [Member]
Related Party Transaction [Line Items]
Common Shares Par Value To Be Deposited			$ 0.02